Convertible notes - Summary of convertible notes (Details)	Dec. 31, 2021 USD ($)
Convertible notes payable
Convertible notes	$ 74,606,482
Convertible notes A
Convertible notes payable
Convertible notes	29,106,482
Convertible Notes B
Convertible notes payable
Convertible notes	45,500,000
Convertible notes
Convertible notes payable
Convertible notes	$ 74,606,482